Loans and Advances to Banks - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Loans And Advances To Banks [Line Items]
Short-term deposits with central banks	€ 3,185		€ 4,713
Loans to banks	35,140		30,428
Loans and advances to banks	35,136	[1]	30,422	€ 28,811
Receivables related to securities in reverse repurchase transactions [member]
Disclosure Of Loans And Advances To Banks [Line Items]
Loans to banks	8,943		6,686
Receivables related to finance lease contracts [member]
Disclosure Of Loans And Advances To Banks [Line Items]
Loans to banks	€ 24		€ 51

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.